Cover Page	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	Oscar Health, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40154
Entity Tax Identification Number	46-1315570
Entity Address, Address Line One	75 Varick Street, 5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	646
Local Phone Number	403-3677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value per share
Trading Symbol	OSCR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001568651
Amendment Flag	false